Debt Securities in Issue (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Debt Securities in Issue

	30 June 2019 £m	31 December 2018 £m
Medium-term notes	26,724	29,198
Euro 35bn Global Covered Bond Programme	19,926	18,114
Certificates of deposit	3,226	3,221
Credit linked notes	—	42
Securitisation programmes	4,091	5,331

	53,967	55,906